Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 8,397,532	$ 6,231,298
Other comprehensive loss, net of tax:
Unrealized holding loss on securities AFS arising during the period	(505,487)	(206,027)
Reclassification adjustment for loss (gain) realized in income	32,718	(3,384)
Unrealized loss during the year	(472,769)	(209,411)
Tax effect	99,282	71,199
Other comprehensive loss, net of tax	(373,487)	(138,212)
Total comprehensive income	$ 8,024,045	$ 6,093,086